Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Disclosure of reconciliation of changes in intangible assets and goodwill
Goodwill and intangible assets were comprised as follows:

	Goodwill	Intangible assets				Total
		Lloyd's participation rights(1)	Customer and broker relationships	Brand names(1)	Computer software and other(1)
Balance - January 1, 2020	2,997.3	503.2	969.8	1,181.1	542.7	6,194.1
Additions	182.1	—	(1.0)	0.1	221.0	402.2
Disposals(2)	(30.3)	—	—	—	(66.5)	(96.8)
Amortization	—	—	(100.4)	—	(115.6)	(216.0)
Impairments(3)	(33.0)	—	(2.1)	(44.7)	(6.3)	(86.1)
Foreign exchange effect and other	10.2	—	1.2	16.8	3.5	31.7
Balance - December 31, 2020	3,126.3	503.2	867.5	1,153.3	578.8	6,229.1

Gross carrying amount	3,199.6	503.2	1,383.6	1,200.4	1,210.4	7,497.2
Accumulated amortization	—	—	(513.7)	—	(611.9)	(1,125.6)
Accumulated impairment	(73.3)	—	(2.4)	(47.1)	(19.7)	(142.5)
	3,126.3	503.2	867.5	1,153.3	578.8	6,229.1

	Goodwill	Intangible assets				Total
		Lloyd's participation rights(1)	Customer and broker relationships	Brand names(1)	Computer software and other(1)
Balance - January 1, 2019	2,702.7	503.2	932.8	1,096.8	441.4	5,676.9
Additions	316.2	—	134.9	34.8	218.6	704.5
Disposals	—	—	—	—	(1.3)	(1.3)
Amortization	—	—	(105.5)	—	(117.6)	(223.1)
Impairments(3)	(43.9)	—	—	—	(2.9)	(46.8)
Foreign exchange effect and other	22.3	—	7.6	49.5	4.5	83.9
Balance - December 31, 2019	2,997.3	503.2	969.8	1,181.1	542.7	6,194.1

Gross carrying amount	3,043.9	503.2	1,391.4	1,181.1	1,071.2	7,190.8
Accumulated amortization	—	—	(421.9)	—	(512.6)	(934.5)
Accumulated impairment	(46.6)	—	0.3	—	(15.9)	(62.2)
	2,997.3	503.2	969.8	1,181.1	542.7	6,194.1
(1)    Indefinite-lived intangible assets not subject to amortization had an aggregate carrying value at December 31, 2020 of $1,751.6 (December 31, 2019 - $1,790.5).
(2)    During 2020 AMAG Insurance settled its bancassurance agreement with PT Bank Pan Indonesia Tbk, received cash consideration of $66.3 and recorded a net gain of $3.2 on disposal of the intangible asset.
(3)    Non-cash impairment charges recorded in other expenses in the consolidated statement of earnings by the Non-insurance companies reporting segment and principally attributable to non-controlling interests.

Schedule goodwill and intangible asset allocation to CGUs	Goodwill and intangible assets were allocated to the company's cash-generating units (“CGUs”) as follows:

	December 31, 2020			December 31, 2019
	Goodwill	Intangible assets	Total	Goodwill	Intangible assets	Total
Insurance and reinsurance companies
Allied World	940.0	611.7	1,551.7	938.8	659.2	1,598.0
Brit	200.2	581.1	781.3	200.2	594.2	794.4
Zenith National	317.6	93.2	410.8	317.6	99.3	416.9
Crum & Forster	188.8	104.2	293.0	188.2	111.7	299.9
Northbridge	95.4	105.5	200.9	92.5	90.9	183.4
Odyssey Group	119.7	57.3	177.0	119.7	62.8	182.5
All other(1)	148.4	64.2	212.6	151.6	132.1	283.7
	2,010.1	1,617.2	3,627.3	2,008.6	1,750.2	3,758.8
Non-insurance companies
Recipe	280.9	1,011.0	1,291.9	279.3	1,035.5	1,314.8
Boat Rocker	90.1	230.8	320.9	93.8	154.1	247.9
Farmers Edge(2)	202.6	17.0	219.6	—	—	—
AGT(2)	168.5	47.1	215.6	174.7	58.9	233.6
Thomas Cook India	144.6	56.3	200.9	150.6	55.8	206.4
Dexterra Group	75.9	17.7	93.6	75.8	15.7	91.5
All other(3)	153.6	105.7	259.3	214.5	126.6	341.1
	1,116.2	1,485.6	2,601.8	988.7	1,446.6	2,435.3
	3,126.3	3,102.8	6,229.1	2,997.3	3,196.8	6,194.1
(1)    Comprised primarily of balances related to U.S. Run-off, AMAG Insurance and Pacific Insurance.
(2)    Farmers Edge was consolidated on July 1, 2020 as described in note 6 and AGT was acquired on April 17, 2019 as described in note 23.
(3)    Comprised primarily of balances related to Fairchem, Privi, Mosaic Capital, Sterling Resorts, CIG (deconsolidated December 8, 2020) and Pethealth.